Non-controlling Interest - Summarized Statement of Balance Sheets (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Minority Interest [Line Items]
Current assets	$ 28,246,606		$ 37,388,013			$ 89,527,517
Current liabilities	32,357,077		30,316,694			34,809,438
Total equity	15,596,395	$ 53,778,639	60,837,599	$ 110,284,472	$ 122,860,418	137,545,309	$ 102,962,406
Equity holders of the Corporation	11,484,697		48,115,522			115,367,753
Non-controlling interest	4,111,698		12,722,077			22,177,556
Sprout Foods, Inc.
Minority Interest [Line Items]
Current assets	12,743,435		12,260,375			11,338,209
Non-current assets	28,610,930		39,000,367			51,263,341
Current liabilities	7,292,715		5,991,483			6,125,690
Non-current liabilities	31,409,919		25,362,259			12,031,860
Total equity	2,651,731		19,907,000			44,444,000
Equity holders of the Corporation	(1,459,967)		7,184,923			22,266,444
Non-controlling interest	$ 4,111,698		$ 12,722,077			$ 22,177,556